Expense Example - Class ACR6IS [Member] - DWS Floating Rate Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 381
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	968
Expense Example, with Redemption, 10 Years	1,831
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	639
Expense Example, with Redemption, 5 Years	1,120
Expense Example, with Redemption, 10 Years	2,246
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	1,219
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	$ 1,404